Financial risk management and fair value measurement - Maturity analysis of liquidity risk (Details) - CAD ($)	Aug. 31, 2022	Aug. 31, 2021
Financial risk management and fair value measurement
Contractual cash flows	$ 1,435,514	$ 1,149,613
Less than one year
Financial risk management and fair value measurement
Contractual cash flows	1,280,255	1,095,677
One year to five years
Financial risk management and fair value measurement
Contractual cash flows	155,259	53,936
Trade and other payables
Financial risk management and fair value measurement
Contractual cash flows	1,030,331	848,054
Trade and other payables | Less than one year
Financial risk management and fair value measurement
Contractual cash flows	1,030,331	848,054
Other financial liabilities
Financial risk management and fair value measurement
Contractual cash flows	177,834	237,444
Other financial liabilities | Less than one year
Financial risk management and fair value measurement
Contractual cash flows	177,834	237,444
Long-term debt
Financial risk management and fair value measurement
Contractual cash flows	227,349	64,115
Long-term debt | Less than one year
Financial risk management and fair value measurement
Contractual cash flows	72,090	10,179
Long-term debt | One year to five years
Financial risk management and fair value measurement
Contractual cash flows	$ 155,259	$ 53,936